Accrued Expenses, Accounts Payable and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013 Predecessor
Accrued expenses, accounts payable and other liabilities
Accrued expenses	$ 408,688	$ 354,398
Accrued interest	239,257	284,684
Deferred revenue	282,899
Derivative liabilities	2,091	8,348
Total	932,935
Total		$ 639,082